INSTAPRIN ACQUISITION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Business Acquisition [Line Items]
INSTAPRIN ACQUISITION

NOTE 7 – INSTAPRIN ACQUISITION

On March 28, 2022, the Company closed on an asset purchase of Instaprin Pharmaceuticals, Inc. (Instaprin), inclusive of various intangible assets, including trade secrets, patents, proprietary methodologies, commercial and scientist relationships, R&D, trademarks, and brand equity.

The Company assumed one liability in the transaction, which is a contingent liability to the Securities and Exchange Commission (SEC) in the amount of $3,844,982, inclusive of accrued interest thereon to the date of the acquisition. This contingent liability is to be paid to the SEC in satisfaction of the SEC’s judgment against the former Instaprin CEO, from sales of the product, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied.

Also, the Company was required to deliver 10% of its equity at closing to the Trustee for the former Instaprin shareholders and service providers. As such, 2,000,000 shares of common stock at a value of $0.50 per share were issued to the trust in connection with the acquisition.

Also, on the date of the Instaprin acquisition, the Company recorded long-lived intangible assets of $4,844,982, which included the contingent liability of $3,844,982 and 2,000,000 shares of common stock valued at $1,000,000, or $0.50 per share were issued to the trust in connection with the acquisition.

For the three and nine months ended September 30, 2024 and September 30, 2023, $18,822 and $57,080, and $18,822 and $57,080, respectively, was added to the intangible asset and accrued interest payable. As of September 30, 2024, intangible assets (net) were $5,028,087.

NOTE 7 – INSTAPRIN ACQUISITION

On March 28, 2022, the Company closed on an asset purchase of Instaprin Pharmaceuticals, Inc. (Instaprin), inclusive of U.S. Patent No. 62/794141, International Publication No. 2020/15460 A1 and WO 2020/150685 A1, and the Instaprin U.S. Trademark No. 86274378.

The Company assumed one liability in the transaction, which is a contingent liability to the Securities and Exchange Commission (SEC) in the amount of $3,844,982, inclusive of accrued interest thereon to the date of the acquisition. This contingent liability is to be paid to the SEC in satisfaction of the SEC’s judgment against the former Instaprin CEO, from sales of the product developed under the acquired intellectual property, as follows: 20% from the first $5,000,000 of sales and 10% from sales thereafter until the entire contingent purchase price obligation is satisfied.

Also, the Company was required to deliver 10% of its equity at closing to the Trustee for the former Instaprin shareholders and service providers. As such, 2,000,000 shares of common stock at a value of $0.50 per share were issued to the trust in connection with the acquisition.

On the date of the Instaprin acquisition, the Company recorded long-lived intangible assets of $4,844,982, based on the fair value of the consideration transferred, which included the contingent liability of $3,844,982 and 2,000,000 shares of common stock valued at $1,000,000, or $0.50 per share were issued to the trust in connection with the acquisition.

There was no purchase price allocation analysis or valuation exercise performed at the time of the asset acquisition.  As such the fair value of the three intangible assets acquired (including trade secrets, patents, proprietary methodologies, commercial and scientist relationships, R&D, trademarks, and brand equity,) have not yet been allocated separately valued in the financial statements, nor have useful lives been assigned as those were not determinable at the time those assets were acquired and recorded. The Company plans to complete the asset allocation valuation in the near future.